TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Transactions With Related Parties
Schedule of transactions with related parties
	R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31, 2023	On December 31, 2022	On December 31, 2023	On December 31, 2022	On December 31, 2023	On December 31, 2022	On December 31, 2023	On December 31, 2022
Assets
Loans and advances to banks	-	-	-	500,259	-	-	-	500,259
Securities and derivative financial instruments	-	87,464	597,902	245,323	-	-	597,902	332,787
Loans and other assets	13	11	3,535,976	709,437	188,985	205,947	3,724,974	915,395
Liabilities
Customer and financial institution resources	3,730,162	3,386,794	971,846	674,112	521,191	559,901	5,223,199	4,620,807
Securities and subordinated debt securities	19,045,768	17,095,011	-	-	1,324,020	940,719	20,369,788	18,035,730
Other liabilities (4)	2,298,873	1,920,329	13,392,843	15,019,045	1,801	39,826	15,693,517	16,979,200

	Year ended on December 31 - R$ thousands
	Shareholders of the parent (1)		Associates and jointly controlled companies (2)		Key Management Personnel (3)		Total
	2023	2022	2023	2022	2023	2022	2023	2022
Revenues and expenses
Net interest income	(3,167,555)	(2,487,455)	(143,695)	(33,395)	(196,264)	(152,757)	(3,507,514)	(2,673,607)
Income from services provided	163	166	250,554	180,582	140	35	250,857	180,783
Other expenses net of other operating revenues	90,378	67,354	(2,204,598)	(1,950,587)	(26,865)	(398,562)	(2,141,085)	(2,281,795)
(1)	Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A., Nova Cidade de Deus Participações S.A. and NCD Participações Ltda.;
(2)	Companies listed in Note 13;
(3)	Members of the Board of Directors and the Board of Executive Officers; and
(4)	It includes interest on equity.

Schedule of short-term benefits for management
	R$ thousands
	Year ended December 31
	2023	2022	2021
Salaries	647,189	747,558	505,462
Total	647,189	747,558	505,462

Schedule of post-employment benefits
	R$ thousands
	Year ended December 31
	2023	2022	2021
Defined contribution pension plans	613,100	554,872	516,118
Total	613,100	554,872	516,118

Schedule of equity participation
Direct ownership	On December 31, 2023	On December 31, 2022

Common shares	0.33%	0.34%
Preferred shares	0.83%	0.83%
Total shares (1)	0.58%	0.58%
(1)	On December 31, 2023, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 1.63% of common shares, 0.85% of preferred shares and 1.24% of all shares (on December 31, 2022 – 2.62% of common shares, 0.87% of preferred shares and 1.75% of all shares).